Note 13 - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowances for loan losses	$ 2,610	$ 3,010
Deferred compensation costs	143	141
Deferred ESOP loan asset	399	430
Non-accruing loan interest	96	134
Net unrealized loss on securities available for sale	618	0
Other	679	499
Total gross deferred tax assets	4,545	4,214
Deferred tax liabilities:
Deferred loan costs	272	119
Premises and equipment basis difference	669	549
Originated mortgage servicing rights	923	856
Net unrealized gain on securities available for sale	0	496
Other	152	167
Total gross deferred tax liabilities	2,016	2,187
Net deferred tax assets	$ 2,529	$ 2,027